Shareholder Fees - FIMMFunds-InstitutionalComboPRO	May 30, 2023 USD ($)
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Money Market Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none